PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)

Voya Index Plus SmallCap Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 98.6%
Communication Services: 3.0%
16,272
ATN International, Inc.
$ 330,484
0 .1
33,505
(1)
Bandwidth, Inc. - Class
A
438,916
0 .1
2,226
Cable One, Inc.
591,604
0 .2
21,383
(1)
Cars.com, Inc.
240,986
0 .1
104,309
(1)
iHeartMedia, Inc.
- Class A
172,110
0.0
26,647
(1)
Integral Ad Science
Holding Corp.
214,775
0 .1
16,205  Iridium
Communications, Inc.
442,721
0 .1
283,197
(1)
Lumen Technologies,
Inc.
1,110,132
0 .3
91,765  National CineMedia,
Inc.
535,908
0 .2
11,555  New York Times Co.
- Class A
573,128
0 .2
32,980
(1)
Ooma, Inc.
431,708
0 .1
172,376
(1)
Taboola.com Ltd.
508,509
0 .1
11,704
(1)
TechTarget, Inc.
173,336
0.0
41,180  Telephone and Data
Systems, Inc.
1,595,313
0 .5
26,999
(1)
Thryv Holdings, Inc.
345,857
0 .1
67,191
(1)
TripAdvisor, Inc.
952,097
0 .3
49,767
(1)
Yelp, Inc.
1,842,872
0 .5
10,500,456
3 .0
Consumer Discretionary: 12.0%
7,728
(2)
Academy Sports &
Outdoors, Inc.
352,474
0 .1
19,918
(1)
Adtalem Global
Education, Inc.
2,004,548
0 .6
4,774
(2)
Advance Auto Parts,
Inc.
187,189
0 .1
259,037
(1)
American Axle
& Manufacturing
Holdings, Inc.
1,054,281
0 .3
95,020  American Eagle
Outfitters, Inc.
1,104,132
0 .3
4,562
(1)
Asbury Automotive
Group, Inc.
1,007,472
0 .3
190,780
(1)
BARK, Inc.
265,184
0 .1
11,389  Bath & Body Works,
Inc.
345,314
0 .1
9,583
(1)
Boot Barn Holdings,
Inc.
1,029,502
0 .3
17,485
BorgWarner, Inc.
500,945
0 .1
4,670
(1)
Brinker International,
Inc.
696,064
0 .2
9,357
Caleres, Inc.
161,221
0.0
10,566
Carriage Services, Inc.
409,433
0 .1
3,337
(1)
Cavco Industries, Inc.
1,734,005
0 .5
12,562
(2)
Cheesecake Factory,
Inc.
611,267
0 .2
21,706
(1)
Cooper-Standard
Holdings, Inc.
332,536
0 .1
2,041
(1)
Crocs, Inc.
216,754
0 .1
88,826
Dana, Inc.
1,184,051
0 .3
14,721  Dine Brands Global,
Inc.
342,558
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
6,773
(1)
Etsy, Inc.
$ 319,550
0 .1
48,303
(1)
European Wax Center,
Inc. - Class A
190,797
0 .1
35,128
(1)
Frontdoor, Inc.
1,349,618
0 .4
10,367
(1)(2)
GigaCloud Technology,
Inc. - Class A
147,211
0.0
42,464
(1)
G-III Apparel Group
Ltd.
1,161,390
0 .3
2,205
(1)
Grand Canyon
Education, Inc.
381,509
0 .1
550  Group 1 Automotive,
Inc.
210,073
0 .1
38,642
(2)
Guess, Inc.
427,767
0 .1
9,782  Installed Building
Products, Inc.
1,677,222
0 .5
26,286  International Game
Technology PLC
427,410
0 .1
18,691
Kontoor Brands, Inc.
1,198,654
0 .3
17,862
(1)
Lands' End, Inc.
181,835
0 .1
17,995
(1)
M/I Homes, Inc.
2,054,669
0 .6
2,651
Meritage Homes Corp.
187,903
0 .1
20,346  Monarch Casino &
Resort, Inc.
1,581,901
0 .5
11,534
Movado Group, Inc.
192,848
0 .1
4,822
Nathan's Famous, Inc.
464,720
0 .1
8,670  OneSpaWorld
Holdings Ltd.
145,569
0.0
42,358  Perdoceo Education
Corp.
1,066,574
0 .3
27,962
Phinia, Inc.
1,186,428
0 .3
3,115
PVH Corp.
201,354
0 .1
1,984
Ralph Lauren Corp.
437,948
0 .1
21,740
Rent-A-Center, Inc.
520,890
0 .1
12,746
Rocky Brands, Inc.
221,398
0 .1
24,317
(1)
Rush Street
Interactive, Inc.
260,678
0 .1
17,471
(1)
Sally Beauty Holdings,
Inc.
157,763
0.0
12,197
(1)
Shake Shack, Inc.
- Class A
1,075,409
0 .3
15,483
Shoe Carnival, Inc.
340,471
0 .1
8,506
(1)
Skechers USA, Inc.
- Class A
482,971
0 .1
2,071
(1)
Skyline Champion
Corp.
196,248
0 .1
3,313  Sonic Automotive, Inc.
- Class A
188,708
0 .1
28,972  Standard Motor
Products, Inc.
722,272
0 .2
37,348
Steven Madden Ltd.
994,951
0 .3
72,952
(1)
Stoneridge, Inc.
334,850
0 .1
17,541
(1)
Stride, Inc.
2,218,937
0 .6
2,370
Tapestry, Inc.
166,872
0.0
1,447
(1)
TopBuild Corp.
441,263
0 .1
64,612
(1)
Tri Pointe Homes, Inc.
2,062,415
0 .6
43,225
(1)
Urban Outfitters, Inc.
2,264,990
0 .6
33,017
Wendy's Co.
483,039
0 .1
6,605
Weyco Group, Inc.
201,320
0 .1
42,067,325
12 .0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: 3.4%
27,358
Andersons, Inc.
$ 1,174,479
0 .3
8,363
(1)
BellRing Brands, Inc.
622,709
0 .2
7,602
(1)(2)
Central Garden & Pet
Co.
278,689
0 .1
14,248
(1)
Chefs' Warehouse, Inc.
775,946
0 .2
199  Coca-Cola
Consolidated, Inc.
268,650
0 .1
14,085
Dole PLC
203,528
0 .1
42,120  Edgewell Personal
Care Co.
1,314,565
0 .4
41,867
(1)
Hain Celestial Group,
Inc.
173,748
0 .1
30,454
(1)
Honest Co., Inc.
143,134
0.0
3,514  J & J Snack Foods
Corp.
462,864
0 .1
7,402  National Beverage
Corp.
307,479
0 .1
8,646
PriceSmart, Inc.
759,551
0 .2
55,176
(1)
Simply Good Foods
Co.
1,903,020
0 .5
11,168
SpartanNash Co.
226,264
0 .1
14,083  Turning Point Brands,
Inc.
837,094
0 .2
30,055
(1)
United Natural Foods,
Inc.
823,207
0 .2
3,817
Universal Corp.
213,943
0 .1
8,019
(1)
US Foods Holding
Corp.
524,924
0 .1
4,948
(1)
Vita Coco Co., Inc.
151,656
0.0
3,635
WD-40 Co.
886,940
0 .3
12,052,390
3 .4
Energy: 4.3%
6,570
Archrock, Inc.
172,397
0.0
27,905
(1)
Bristow Group, Inc.
881,240
0 .2
33,743  California Resources
Corp.
1,483,680
0 .4
111,745  Crescent Energy Co.
- Class A
1,256,014
0 .4
8,158
Dorian LPG Ltd.
182,250
0 .1
10,379  Excelerate Energy, Inc.
- Class A
297,670
0 .1
28,952
(1)
Forum Energy
Technologies, Inc.
582,225
0 .2
163,017
(1)
Helix Energy Solutions
Group, Inc.
1,354,671
0 .4
75,673
Liberty Energy, Inc.
1,197,903
0 .3
7,137  Magnolia Oil & Gas
Corp. - Class A
180,280
0.0
32,514
(1)
Newpark Resources,
Inc.
188,906
0 .1
5,645  Northern Oil and Gas,
Inc.
170,648
0.0
7,838
(1)
Oceaneering
International, Inc.
170,947
0.0
251,808  Patterson-UTI Energy,
Inc.
2,069,862
0 .6
24,700
Peabody Energy Corp.
334,685
0 .1
26,747
(1)
ProPetro Holding Corp.
196,590
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
5,249  Riley Exploration
Permian, Inc.
$ 153,113
0.0
67,305
SM Energy Co.
2,015,785
0 .6
31,062
(1)
Vital Energy, Inc.
659,136
0 .2
59,449  World Fuel Services
Corp.
1,685,974
0 .5
15,233,976
4 .3
Financials: 20.0%
6,304
ACNB Corp.
259,473
0 .1
104,346  AG Mortgage
Investment Trust, Inc.
761,726
0 .2
20,109  Angel Oak Mortgage
REIT, Inc.
191,639
0 .1
47,656  Artisan Partners Asset
Management, Inc.
- Class A
1,863,350
0 .5
7,433
(1)
Atlanticus Holdings
Corp.
380,198
0 .1
30,173
Banner Corp.
1,924,132
0 .5
69,112  Berkshire Hills
Bancorp, Inc.
1,803,132
0 .5
66,924  BGC Group, Inc.
- Class A
613,693
0 .2
20,027
Blue Owl Capital, Inc.
401,341
0 .1
9,755  Bread Financial
Holdings, Inc.
488,530
0 .1
9,145  Brightsphere
Investment Group, Inc.
236,490
0 .1
32,850  BrightSpire Capital,
Inc.
182,646
0 .1
202,214  Capitol Federal
Financial, Inc.
1,132,398
0 .3
54,029  Central Pacific
Financial Corp.
1,460,944
0 .4
13,515  Chimera Investment
Corp.
173,397
0.0
8,044
CNB Financial Corp.
178,979
0 .1
24,958
(1)
Consumer Portfolio
Services, Inc.
216,386
0 .1
16,675
(1)
Customers Bancorp,
Inc.
837,085
0 .2
5,516
(1)
Donnelley Financial
Solutions, Inc.
241,104
0 .1
9,139
Eagle Bancorp, Inc.
191,919
0 .1
13,379
Ellington Financial, Inc.
177,406
0 .1
20,350
(1)
Encore Capital Group,
Inc.
697,598
0 .2
21,199
(1)
Enova International,
Inc.
2,046,975
0 .6
1,400  Evercore, Inc. - Class
A
279,608
0 .1
108,879
(1)
EZCORP, Inc. - Class
A
1,602,699
0 .5
117,440  First BanCorp/Puerto
Rico
2,251,325
0 .6
37,483
First Busey Corp.
809,633
0 .2
17,093
First Financial Bancorp
426,983
0 .1
6,945
First Financial Corp.
340,166
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
106,832  Franklin BSP Realty
Trust, Inc.
$ 1,361,040
0 .4
11,918
Fulton Financial Corp.
215,597
0 .1
275,138
(1)
Genworth Financial,
Inc. - Class A
1,950,728
0 .6
14,529  Goosehead Insurance,
Inc. - Class A
1,715,294
0 .5
20,527
(1)
Hamilton Insurance
Group Ltd. - Class B
425,525
0 .1
13,400  Hancock Whitney
Corp.
702,830
0 .2
61,431
Hanmi Financial Corp.
1,392,026
0 .4
27,825  Heritage Financial
Corp.
676,982
0 .2
109,329
Hope Bancorp, Inc.
1,144,675
0 .3
32,475  Horace Mann
Educators Corp.
1,387,657
0 .4
20,490  Independent Bank
Corp. Michigan
630,887
0 .2
5,046  Jackson Financial, Inc.
- Class A
422,754
0 .1
145,109  KKR Real Estate
Finance Trust, Inc.
1,567,177
0 .4
37,930
(1)
LendingClub Corp.
391,438
0 .1
15,964
Lincoln National Corp.
573,267
0 .2
27,906
Mercury General Corp.
1,559,945
0 .4
13,580  Midland States
Bancorp, Inc.
232,490
0 .1
27,102
Moelis & Co. - Class A
1,581,673
0 .4
10,497
(1)
Mr Cooper Group, Inc.
1,255,441
0 .4
69,197
Navient Corp.
873,958
0 .2
17,146
NBT Bancorp, Inc.
735,563
0 .2
57,307
(1)
NMI Holdings, Inc.
- Class A
2,065,917
0 .6
25,647  OceanFirst Financial
Corp.
436,256
0 .1
43,961
OFG Bancorp
1,759,319
0 .5
9,150  OneMain Holdings,
Inc.
447,252
0 .1
200,584
(1)
Payoneer Global, Inc.
1,466,269
0 .4
130,694  PennyMac Mortgage
Investment Trust
1,914,667
0 .5
7,796
Piper Sandler Cos.
1,930,757
0 .5
11,217  PJT Partners, Inc.
- Class A
1,546,600
0 .4
22,058
(1)
PRA Group, Inc.
454,836
0 .1
14,056
PROG Holdings, Inc.
373,890
0 .1
20,178
Radian Group, Inc.
667,286
0 .2
4,816  Red River Bancshares,
Inc.
248,746
0 .1
112,484
Redwood Trust, Inc.
682,778
0 .2
13,460  Regional Management
Corp.
405,281
0 .1
20,756
(1)
Remitly Global, Inc.
431,725
0 .1
2,907  Republic Bancorp, Inc.
- Class A
185,525
0 .1
38,763
S&T Bancorp, Inc.
1,436,169
0 .4
11,066
Sierra Bancorp
308,520
0 .1
37,199  Southside Bancshares,
Inc.
1,077,283
0 .3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
6,567  Timberland Bancorp,
Inc.
$ 197,995
0 .1
18,605
Tiptree, Inc.
448,194
0 .1
8,542  Tompkins Financial
Corp.
537,975
0 .2
70,926  TPG RE Finance Trust,
Inc.
578,047
0 .2
25,877  TrustCo Bank Corp.
NY
788,731
0 .2
30,399
United Fire Group, Inc.
895,555
0 .3
36,752  Universal Insurance
Holdings, Inc.
871,022
0 .2
9,350
Unum Group
761,651
0 .2
6,187  Virtus Investment
Partners, Inc.
1,066,391
0 .3
11,454
WesBanco, Inc.
354,616
0 .1
33,360
Westamerica BanCorp
1,689,017
0 .5
146,914
WisdomTree, Inc.
1,310,473
0 .4
70,306,645
20 .0
Health Care: 12.0%
14,937
(1)
10X Genomics, Inc.
- Class A
130,400
0.0
29,412
(1)
ACADIA
Pharmaceuticals, Inc.
488,533
0 .1
13,360
(1)
Addus HomeCare
Corp.
1,321,170
0 .4
71,337
(1)
ADMA Biologics, Inc.
1,415,326
0 .4
48,974
(1)
Alkermes PLC
1,617,121
0 .5
21,083
(1)
Alphatec Holdings, Inc.
213,782
0 .1
48,069
(1)
Amicus Therapeutics,
Inc.
392,243
0 .1
18,143
(1)
AMN Healthcare
Services, Inc.
443,778
0 .1
7,676
(1)
Amphastar
Pharmaceuticals, Inc.
222,527
0 .1
3,856
(1)
ANI Pharmaceuticals,
Inc.
258,159
0 .1
27,494
(1)
Arcus Biosciences, Inc.
215,828
0 .1
21,002
(1)
Ardent Health
Partners, Inc.
288,777
0 .1
33,097
(1)
Aurinia
Pharmaceuticals, Inc.
266,100
0 .1
10,715
(1)
CareDx, Inc.
190,191
0 .1
31,466
(1)
Catalyst
Pharmaceuticals, Inc.
763,050
0 .2
23,692
CONMED Corp.
1,430,760
0 .4
20,863
(1)
Corcept Therapeutics,
Inc.
2,382,972
0 .7
42,515
(1)
Cytek Biosciences, Inc.
170,485
0.0
5,287
(1)
Doximity, Inc. - Class A
306,805
0 .1
16,116
Embecta Corp.
205,479
0 .1
19,018
(1)
Exelixis, Inc.
702,145
0 .2
6,299
(1)
Glaukos Corp.
619,948
0 .2
16,857
(1)
Harmony Biosciences
Holdings, Inc.
559,484
0 .2
17,913
HealthStream, Inc.
576,440
0 .2
29,557
(1)
InfuSystem Holdings,
Inc.
159,017
0.0
5,762
(1)
Insmed, Inc.
439,583
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
11,701
(1)
Inspire Medical
Systems, Inc.
$ 1,863,735
0 .5
12,103
(1)
Integer Holdings Corp.
1,428,275
0 .4
9,323
iRadimed Corp.
489,271
0 .1
20,433
(1)
Kiniksa
Pharmaceuticals
International PLC
453,817
0 .1
1,875
(1)
Krystal Biotech, Inc.
338,063
0 .1
5,361
(1)
Lantheus Holdings,
Inc.
523,234
0 .2
15,805
LeMaitre Vascular, Inc.
1,326,040
0 .4
14,436
(1)
LivaNova PLC
567,046
0 .2
79,186
(1)
MacroGenics, Inc.
100,566
0.0
29,120
(1)
Merit Medical Systems,
Inc.
3,078,275
0 .9
48,248
(1)
Myriad Genetics, Inc.
427,960
0 .1
5,282  National HealthCare
Corp.
490,170
0 .1
212,267
(1)
Nektar Therapeutics
144,342
0.0
10,381
(1)
Omnicell, Inc.
362,920
0 .1
72,119
(1)
Owens & Minor, Inc.
651,235
0 .2
12,412
Patterson Cos., Inc.
387,751
0 .1
26,171  Phibro Animal Health
Corp. - Class A
559,013
0 .2
6,492
(1)
Phreesia, Inc.
165,936
0.0
28,332
(1)
Prestige Consumer
Healthcare, Inc.
2,435,702
0 .7
76,394
(1)
Privia Health Group,
Inc.
1,715,045
0 .5
45,920
(1)
Progyny, Inc.
1,025,853
0 .3
28,039
(1)
Protagonist
Therapeutics, Inc.
1,355,966
0 .4
3,113
(1)
RadNet, Inc.
154,778
0.0
17,146
(1)
RxSight, Inc.
432,936
0 .1
33,846
(1)
Sage Therapeutics,
Inc.
269,076
0 .1
19,278
(1)
SI-BONE, Inc.
270,470
0 .1
45,948
(1)
Supernus
Pharmaceuticals, Inc.
1,504,797
0 .4
39,029
(1)
Tactile Systems
Technology, Inc.
515,963
0 .1
15,461
(1)
Tandem Diabetes
Care, Inc.
296,233
0 .1
3,897
Teleflex, Inc.
538,526
0 .2
39,622
(1)
TG Therapeutics, Inc.
1,562,295
0 .4
35,757
(1)
Varex Imaging Corp.
414,781
0 .1
11,404
(1)
Vericel Corp.
508,846
0 .1
42,139,019
12 .0
Industrials: 17.1%
3,018
(1)
AAR Corp.
168,978
0.0
65,636
ACCO Brands Corp.
275,015
0 .1
3,088
Acuity Brands, Inc.
813,225
0 .2
4,372
(1)
AeroVironment, Inc.
521,099
0 .1
4,312
Air Lease Corp.
208,313
0 .1
14,120
(1)
Alaska Air Group, Inc.
694,986
0 .2
11,314  Albany International
Corp. - Class A
781,119
0 .2
5,671
Allegiant Travel Co.
292,907
0 .1
11,744
Allient, Inc.
258,133
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
12,376
(1)
American Airlines
Group, Inc.
$ 130,567
0.0
9,796
(1)
American
Superconductor Corp.
177,699
0 .1
26,761  Apogee Enterprises,
Inc.
1,239,837
0 .4
8,537
ArcBest Corp.
602,542
0 .2
5,716
Arcosa, Inc.
440,818
0 .1
8,206  Armstrong World
Industries, Inc.
1,156,061
0 .3
40,715
(1)
Array Technologies,
Inc.
198,282
0 .1
5,537  Barrett Business
Services, Inc.
227,848
0 .1
13,894
Boise Cascade Co.
1,362,863
0 .4
13,953
(1)
Bowman Consulting
Group Ltd.
304,594
0 .1
31,675
Brady Corp. - Class A
2,237,522
0 .6
6,911
(1)
Cimpress PLC
312,585
0 .1
40,974  Concrete Pumping
Holdings, Inc.
223,718
0 .1
18,195
(1)
Core & Main, Inc.
- Class A
879,000
0 .3
8,808
(1)
CoreCivic, Inc.
178,714
0 .1
7,165
CSW Industrials, Inc.
2,088,741
0 .6
71,599
Deluxe Corp.
1,131,980
0 .3
16,238
(1)
DXP Enterprises, Inc.
1,335,738
0 .4
1,554
(1)
Dycom Industries, Inc.
236,736
0 .1
12,753
EnPro Industries, Inc.
2,063,308
0 .6
4,081
(1)
Everus Construction
Group, Inc.
151,364
0.0
2,158
Federal Signal Corp.
158,721
0.0
26,299  Franklin Electric Co.,
Inc.
2,468,950
0 .7
79,598
(1)
Gates Industrial Corp.
PLC
1,465,399
0 .4
8,497
(1)
Gibraltar Industries,
Inc.
498,434
0 .1
27,745
(1)
GMS, Inc.
2,030,102
0 .6
22,927  Granite Construction,
Inc.
1,728,696
0 .5
16,457
Griffon Corp.
1,176,676
0 .3
23,434
(1)
Hayward Holdings, Inc.
326,201
0 .1
7,345  Heidrick & Struggles
International, Inc.
314,586
0 .1
32,368
Hillenbrand, Inc.
781,364
0 .2
8,726
HNI Corp.
386,998
0 .1
36,233
(1)
Hudson Technologies,
Inc.
223,558
0 .1
15,767
(1)
IBEX Holdings Ltd.
383,926
0 .1
44,363
Interface, Inc.
880,162
0 .3
2,271  John Bean
Technologies Corp.
277,516
0 .1
27,039  Kelly Services, Inc.
- Class A
356,104
0 .1
58,374
Kennametal, Inc.
1,243,366
0 .4
15,564
Korn Ferry
1,055,706
0 .3
5,516
(1)
Kratos Defense &
Security Solutions, Inc.
163,770
0.0
55,702
(1)
Legalzoom.com, Inc.
479,594
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
31,463
(1)
Liquidity Services, Inc.
$ 975,668
0 .3
37,008
(1)
Lyft, Inc. - Class A
439,285
0 .1
55,503
Marten Transport Ltd.
761,501
0 .2
27,717
(1)
Matrix Service Co.
344,522
0 .1
11,402
(1)
Mercury Systems, Inc.
491,312
0 .1
22,449
(1)
Mistras Group, Inc.
237,510
0 .1
1,238
Moog, Inc. - Class A
214,607
0 .1
14,693
(1)
MRC Global, Inc.
168,676
0.0
11,424  Mueller Water
Products, Inc. - Class A
290,398
0 .1
101,998
(1)
NOW, Inc.
1,742,126
0 .5
6,174
nVent Electric PLC
323,641
0 .1
26,728
(1)
Orion Group Holdings,
Inc.
139,787
0.0
44,638
Pitney Bowes, Inc.
403,974
0 .1
4,533
Powell Industries, Inc.
772,106
0 .2
21,306
(1)
Proto Labs, Inc.
746,562
0 .2
26,099  Quanex Building
Products Corp.
485,180
0 .1
97,007
(1)
Resideo Technologies,
Inc.
1,717,024
0 .5
5,247  Robert Half
International, Inc.
286,224
0 .1
16,091
(1)
SkyWest, Inc.
1,405,871
0 .4
17,294
(1)
SPX Technologies, Inc.
2,227,121
0 .6
42,014  Steelcase, Inc. - Class
A
460,473
0 .1
18,895
(1)
Sun Country Airlines
Holdings, Inc.
232,786
0 .1
13,067
(1)
TaskUS, Inc. - Class A
178,103
0 .1
17,108
Tennant Co.
1,364,363
0 .4
13,343
(1)
Thermon Group
Holdings, Inc.
371,603
0 .1
20,412
(1)
Triumph Group, Inc.
517,240
0 .1
10,753
(1)
Tutor Perini Corp.
249,255
0 .1
10,710
UniFirst Corp.
1,863,540
0 .5
8,427
(1)
Vicor Corp.
394,215
0 .1
27,027
(2)
Virco Mfg. Corp.
255,675
0 .1
2,164  Watts Water
Technologies, Inc.
- Class A
441,283
0 .1
9,760  WillScot Mobile Mini
Holdings Corp.
271,328
0 .1
66,512  Zurn Elkay Water
Solutions Corp.
2,193,566
0 .6
60,060,646
17 .1
Information Technology: 12.0%
41,867
A10 Networks, Inc.
684,107
0 .2
47,450
(1)
ACI Worldwide, Inc.
2,595,990
0 .7
14,885
Adeia, Inc.
196,780
0 .1
18,971
(1)
ADTRAN Holdings,
Inc.
165,427
0.0
5,358  Advanced Energy
Industries, Inc.
510,671
0 .1
26,821
(1)
Alarm.com Holdings,
Inc.
1,492,589
0 .4
15,988
(1)
Alkami Technology,
Inc.
419,685
0 .1
86,892
(1)
Arlo Technologies, Inc.
857,624
0 .2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
29,247
(1)
Aviat Networks, Inc.
$ 560,665
0 .2
18,679
(1)
Axcelis Technologies,
Inc.
927,786
0 .3
2,609
Badger Meter, Inc.
496,362
0 .1
24,232  Benchmark
Electronics, Inc.
921,543
0 .3
50,291
(1)
Box, Inc. - Class A
1,551,980
0 .4
22,148
(1)
Calix, Inc.
784,925
0 .2
53,342
(1)
CEVA, Inc.
1,366,089
0 .4
76,439
(1)(2)
Cleanspark, Inc.
513,670
0 .1
49,808  Clear Secure, Inc.
- Class A
1,290,525
0 .4
65,809
(1)
Cohu, Inc.
968,050
0 .3
21,251  CSG Systems
International, Inc.
1,285,048
0 .4
22,359
(1)
Digi International, Inc.
622,251
0 .2
86,559
(1)
DXC Technology Co.
1,475,831
0 .4
24,448
(1)
ePlus, Inc.
1,492,061
0 .4
5,258
(1)
Euronet Worldwide,
Inc.
561,817
0 .2
51,813
(1)
Extreme Networks, Inc.
685,486
0 .2
9,738
(1)
FARO Technologies,
Inc.
265,847
0 .1
20,949
(1)
FormFactor, Inc.
592,647
0 .2
68,561
(1)
Harmonic, Inc.
657,500
0 .2
6,557
(1)
Insight Enterprises,
Inc.
983,484
0 .3
907
InterDigital, Inc.
187,522
0.0
16,757
(1)
Itron, Inc.
1,755,463
0 .5
48,173
(1)
LiveRamp Holdings,
Inc.
1,259,242
0 .4
93,317
(1)(2)
Marathon Digital
Holdings, Inc.
1,073,145
0 .3
26,974
(1)
NCR Corp.
262,997
0 .1
52,776
(1)
NetScout Systems,
Inc.
1,108,824
0 .3
26,539
(1)
Olo, Inc. - Class A
160,296
0.0
1,670
(1)
OSI Systems, Inc.
324,548
0 .1
19,702
(1)(2)
Pagaya Technologies
Ltd. - Class A
206,477
0 .1
11,625
(1)
PagerDuty, Inc.
212,389
0 .1
15,869
PC Connection, Inc.
990,543
0 .3
50,055
(1)
PDF Solutions, Inc.
956,551
0 .3
30,267
(1)
Photronics, Inc.
628,343
0 .2
7,090
(1)
Qorvo, Inc.
513,387
0 .1
6,084
(1)
Rambus, Inc.
314,999
0 .1
7,271
Red Violet, Inc.
273,317
0 .1
140,038
(1)
Ribbon
Communications, Inc.
548,949
0 .2
127,304
(1)
Sabre Corp.
357,724
0 .1
31,685
(1)
Sandisk Corp.
1,508,523
0 .4
2,803
(1)
Sanmina Corp.
213,533
0 .1
33,495
(1)
ScanSource, Inc.
1,139,165
0 .3
15,101
(1)
SMART Global
Holdings, Inc.
262,304
0 .1
11,100
(1)
SPS Commerce, Inc.
1,473,303
0 .4
40,227
(1)
Unisys Corp.
184,642
0.0
32,682
(1)
Veeco Instruments,
Inc.
656,255
0 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
15,758
(1)
Viant Technology, Inc.
- Class A
$ 195,557
0.0
44,435
(1)
Viavi Solutions, Inc.
497,228
0 .1
33,888
(2)
Xerox Holdings Corp.
163,679
0.0
42,355,345
12 .0
Materials: 5.1%
1,467
(1)
Alpha Metallurgical
Resources, Inc.
183,742
0 .1
23,175
(1)
ATI, Inc.
1,205,795
0 .3
6,543
Balchem Corp.
1,086,138
0 .3
8,928
Celanese Corp.
506,843
0 .1
56,120
Element Solutions, Inc.
1,268,873
0 .4
4,298
FMC Corp.
181,333
0 .1
28,338
HB Fuller Co.
1,590,329
0 .5
16,363
Innospec, Inc.
1,550,394
0 .4
14,316
Kaiser Aluminum Corp.
867,836
0 .2
13,453
Koppers Holdings, Inc.
376,684
0 .1
6,177
Materion Corp.
504,043
0 .1
22,502
Mativ Holdings, Inc.
140,187
0.0
25,957  Minerals Technologies,
Inc.
1,650,087
0 .5
90,956
(1)
O-I Glass, Inc.
1,043,265
0 .3
5,702
Olympic Steel, Inc.
179,727
0.0
9,875  Quaker Chemical
Corp.
1,220,649
0 .3
41,334
(1)
Rayonier Advanced
Materials, Inc.
237,671
0 .1
5,573
Sealed Air Corp.
161,060
0.0
8,142  Sensient Technologies
Corp.
606,009
0 .2
142,425
SunCoke Energy, Inc.
1,310,310
0 .4
19,792
Sylvamo Corp.
1,327,449
0 .4
66,765
(1)
TimkenSteel Corp.
891,980
0 .3
18,090,404
5 .1
Real Estate: 7.0%
13,460
Acadia Realty Trust
281,987
0 .1
97,443  Alexander & Baldwin,
Inc.
1,678,943
0 .5
12,761  American Assets Trust,
Inc.
257,007
0 .1
140,792  Apple Hospitality REIT,
Inc.
1,817,625
0 .5
32,599  Brixmor Property
Group, Inc.
865,503
0 .2
8,294
CareTrust REIT, Inc.
237,043
0 .1
28,740  CBL & Associates
Properties, Inc.
763,909
0 .2
9,446
Centerspace
611,628
0 .2
105,798  Chatham Lodging
Trust
754,340
0 .2
13,711
(2)
CTO Realty Growth,
Inc.
264,759
0 .1
162,358
(1)
Cushman & Wakefield
PLC
1,659,299
0 .5
144,952  DiamondRock
Hospitality Co.
1,119,029
0 .3
7,987  Essential Properties
Realty Trust, Inc.
260,696
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
36,228
(2)
eXp World Holdings,
Inc.
$ 354,310
0 .1
2,812
(1)
Jones Lang LaSalle,
Inc.
697,123
0 .2
12,951
(2)
Kilroy Realty Corp.
424,275
0 .1
9,370
Macerich Co.
160,883
0.0
48,372  Newmark Group, Inc.
- Class A
588,687
0 .2
92,110
Outfront Media, Inc.
1,486,655
0 .4
15,255  Park Hotels & Resorts,
Inc.
162,923
0.0
121,960  Pebblebrook Hotel
Trust
1,235,455
0 .4
71,178  Phillips Edison & Co.,
Inc.
2,597,285
0 .7
28,387
(1)
RE/MAX Holdings, Inc.
- Class A
237,599
0 .1
6,604  Ryman Hospitality
Properties, Inc.
603,870
0 .2
11,305
Saul Centers, Inc.
407,771
0 .1
154,087  Summit Hotel
Properties, Inc.
833,611
0 .2
75,990  Tanger Factory Outlet
Centers, Inc.
2,567,702
0 .7
5,316
Terreno Realty Corp.
336,078
0 .1
49,549
Whitestone REIT
721,929
0 .2
50,973  Xenia Hotels &
Resorts, Inc.
599,442
0 .2
24,587,366
7 .0
Utilities: 2.7%
53,398
Avista Corp.
2,235,774
0 .6
9,758
Black Hills Corp.
591,823
0 .2
9,840  Chesapeake Utilities
Corp.
1,263,751
0 .4
9,902
National Fuel Gas Co.
784,139
0 .2
43,556  Northwest Natural
Holding Co.
1,860,712
0 .5
5,304
NorthWestern Corp.
306,943
0 .1
2,586
Otter Tail Corp.
207,837
0 .1
16,668
SJW Group
911,573
0 .3
20,939
Unitil Corp.
1,207,971
0 .3
9,370,523
2 .7
Total Common Stock
(Cost $355,005,641)
346,764,095
98 .6
RIGHTS: —%
Health Care: —%
7,651
(3)(4)
Aduro Biotech - CVR
—
—
Total Rights
(Cost $—)
—
—
Total Long-Term
Investments
(Cost $355,005,641)
346,764,095
98 .6

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 2.5%
Repurchase Agreements: 1.5%
1,094,325
(5)
Citadel Securities
LLC, Repurchase
Agreement dated
03/31/2025, 4.440%,
due 04/01/2025
(Repurchase
Amount $1,094,458,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$1,116,349, due
04/15/25-02/15/55)
$ 1,094,325
0 .3
561,274
(5)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
03/31/2025, 4.350%,
due 04/01/2025
(Repurchase
Amount $561,341,
collateralized
by various U.S.
Government
Securities, 1.500%-
3.500%, Market
Value plus accrued
interest $572,500, due
08/15/26-09/30/26)
561,274
0 .2
1,211,517
(5)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $1,211,662,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,235,747, due
04/10/25-03/01/55)
1,211,517
0 .4
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,211,517
(5)
RBC Dominion
Securities, Inc.,
Repurchase
Agreement dated
03/31/2025, 4.360%,
due 04/01/2025
(Repurchase
Amount $1,211,662,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$1,235,747, due
04/10/25-12/15/66)
$ 1,211,517
0 .3
1,094,325
(5)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2025, 4.470%,
due 04/01/2025
(Repurchase
Amount $1,094,459,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$1,114,731, due
04/15/26-02/15/53)
1,094,325
0 .3
Total Repurchase
Agreements
(Cost $5,172,958)
5,172,958
1 .5
Shares RA Value
Percentage
of Net
Assets
Mutual Funds: 1.0%
3,567,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $3,567,000) $ 3,567,000 1 .0
Total Short-Term
Investments
(Cost $8,739,958)
8,739,958
2 .5
Total Investments in
Securities
(Cost $363,745,599) $ 355,504,053 101 .1
Liabilities in Excess
of Other Assets (3,967,000) (1.1)
Net Assets $ 351,537,053 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 346,764,095 $ — $ — $ 346,764,095
Short-Term Investments 3,567,000 5,172,958 — 8,739,958
Total Investments, at fair value $ 350,331,095 $ 5,172,958 $ — $ 355,504,053
Liabilities Table
Other Financial Instruments+
Futures $ (39,309) $ — $ — $ (39,309)
Total Liabilities $ (39,309) $ — $ — $ (39,309)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2025, Voya Index Plus SmallCap Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Aduro Biotech - CVR 10/6/2020 $ — $ —
$ — $ —
At March 31, 2025, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
E-mini Russell 2000 Index 30 06/20/25 $ 3,040,650 $ (39,309)
$ 3,040,650 $ (39,309)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 25,478,676
Gross Unrealized Depreciation (33,720,223)
Net Unrealized Depreciation $ (8,241,547)